ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

13.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2011	2012
Employee payroll and welfare payables	$16,815	$55,240
Contingent acquisition consideration payable	10,366	31,519
Accrued merger related cost	—	12,290
Accrued other operating expenses	1,946	6,074
Advance from customers	3,111	7,662
Subcontractors fees	3,043	7,507
Other payable	1,559	6,922
Accrued professional fees	1,670	2,136
Accrued rental expenses	801	2,815
Accrued travel expenses	1,124	2,262
Amount due to a related party	—	136
Total	$40,435	$134,563

Accrued other operating expenses mainly comprised of accrued employee related reimbursement expenses and other accrued operating expenses.

Accrued merger related costs as of December 31, 2012 were mainly related to the severance costs payable and professional fee payables to the third-parties service organizations in relation to the merger of equals with VanceInfo.